Other Payables and Accrued Liabilities	6 Months Ended
Mar. 31, 2026
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 8 – OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities are summarized as follow:

	As of
	September 30, 2025	March 31, 2026
Accrued staff salaries	$70,768	$69,696
Accrued administrative expenses	222,070	112,418
Government grant liability*	96,154	-
Other payables	2,876	2,513
Total	$391,868	$184,627

*	As of September 30, 2025, the Company recorded a government grant liability of $96,154 in respect of funds received, since the relevant grant conditions had not yet been met. For the six months ended March 31, 2026, the government grant of $96,154 was reclassified and recognized as other income in the unaudited condensed consolidated statements of operations and comprehensive income (loss), following the satisfaction of all grant eligibility criteria.